Share-Based Compensation - Summary of Nonvested RSU Activity (Detail) shares in Thousands	12 Months Ended
Dec. 31, 2025 $ / shares shares
Share-Based Payment Arrangement [Abstract]
RSUs, Outstanding Beginning Balance | shares	2,069
RSUs, Granted | shares	1,832
RSUs, Vested | shares	(683)
RSUs, Forfeited | shares	(438)
RSUs, Outstanding Ending Balance | shares	2,780
Weighted Average Grant Date Fair Value, Outstanding Beginning Balance | $ / shares	$ 123.37
Weighted Average Grant Date Fair Value, Granted | $ / shares	98.00
Weighted Average Grant Date Fair Value, Vested | $ / shares	102.19
Weighted Average Grant Date Fair Value, Forfeited | $ / shares	114.40
Weighted Average Grant Date Fair Value, Outstanding Ending Balance | $ / shares	$ 108.83